U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2019
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2019		2018
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$32,122,312	$32,138,647	$23,797,451	$23,800,904

Due after one year	—	—	—	—

	$32,122,312	$32,138,647	$23,797,451	$23,800,904